Borrowing	12 Months Ended
Jun. 30, 2020
Borrowing - Schedule Of Borrowing
Borrowing
16.	Borrowing

	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
	$	$	$	$	$	$
Unsecured
Other loan	-	52,252	52,252	-	-	-
Total unsecured borrowing	-	52,252	52,252	-	-	-

As of June 30, 2020, borrowing relates to loan received on May 4, 2020, from the U.S. Small Business Administration as a part of the Paycheck Protection Program (PPP) which ensures the Company can continue to pay its employees and cover certain costs for up to 8 weeks after the loan is made available to the Company.

The following are the terms of the loan availed:

●	PPP loan has fixed interest rate of 1%.

●	Loans issued prior to June 5 have a maturity of 2 years. Loans issued after June 5 have a maturity of 5 years.

●	Loan payments can be deferred for another six months.

●	No collateral or personal guarantees are required.

●	Neither the government nor lenders will charge small businesses any fees.

The loan availed has the following conditions for the Company to seek its forgiveness:

●	Forgiveness is based on the Company maintaining or quickly rehiring employees and maintaining salary levels.

●	Forgiveness will be reduced if full-time headcount declines, or if salaries and wages decrease.